Redeemable noncontrolling interests (Details) ¥ in Thousands, $ in Thousands	1 Months Ended			12 Months Ended
	Sep. 30, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Apr. 30, 2018 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2016 CNY (¥)
Capital contribution from redeemable noncontrolling interests		¥ 37,733	¥ 30,000					¥ 90,000
Repurchase of redeemable noncontrolling interests	¥ 10,000			¥ 10,000	$ 1,533	¥ 37,733	¥ 30,000
Noncontrolling Shareholders [Member]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners			10.00%					30.00%
Ownership interest repurchased (as a percent)		10.00%